UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  February 13, 2012

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       26
Total:
Form 13F Information Table Value       $ 1,122,184
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
ALPHA NATURAL RESOURCES INC   COM                   02076X102       1124     55000  SH CALL   SOLE                55000
APPLE INC                     COM                   037833100      87602    216300  SH  PUT   SOLE               216300
BEST BUY INC                  SDCV 2.250% 1/1       086516AF8       9000   9000000 PRN        SOLE              9000000
DST SYS INC DEL               DBCV 8/1              233326AE7       4296   3750000 PRN        SOLE              3750000
FAIRPOINT COMMUNICATIONS INC  COM NEW               305560302        444    102430  SH        SOLE               102430
GENERAL MTRS CO               *W EXP 07/10/201      37045V126       1684    215400  SH        SOLE               215400
HEALTH CARE REIT INC          NOTE 4.750%12/0       42217KAP1       8713   7500000 PRN        SOLE              7500000
HEALTH CARE REIT INC          NOTE 3.000%12/0       42217KAR7       5742   5000000 PRN        SOLE              5000000
ISHARES SILVER TRUST          ISHARES               46428Q109       5388    200000  SH        SOLE               200000
KB HOME                       COM                   48666K109        724    107700  SH CALL   SOLE               107700
KNIGHT CAP GROUP INC          NOTE 3.500% 3/1       499005AE6       3150   3500000 PRN        SOLE              3500000
LIBERTY GLOBAL INC            COM SER A             530555101      22095    538500  SH  PUT   SOLE               538500
MANTECH INTL CORP             CL A                  564563104        328     10485  SH        SOLE                10485
MARKET VECTORS ETF TR         GOLD MINER ETF        57060U100       5143    100000  SH        SOLE               100000
MCDONALDS CORP                COM                   580135101      10033    100000  SH  PUT   SOLE               100000
MICROSOFT CORP                COM                   594918104       7788    300000  SH        SOLE               300000
MORGAN STANLEY                COM NEW               617446448       5538    366000  SH  PUT   SOLE               366000
PHOENIX NEW MEDIA LTD         SPONSORED ADS         71910C103        856    152023  SH        SOLE               152023
POWERSHARES QQQ TRUST         UNIT SER 1            73935A104      21249    380600  SH  PUT   SOLE               380600
RADIAN GROUP INC              NOTE 3.000%11/1       750236AK7       2262   5000000 PRN        SOLE              5000000
SALESFORCE COM INC            COM                   79466L302       1522     15000  SH  PUT   SOLE                15000
SPDR GOLD TRUST               GOLD SHS              78463V107     520186   3422500  SH CALL   SOLE              3422500
SPDR S&P 500 ETF TR           TR UNIT               78462F103     376500   3000000  SH CALL   SOLE              3000000
TEXTRON INC                   NOTE 4.500% 5/0       883203BN0       3067   2000000 PRN        SOLE              2000000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0       896818AB7      12002   5600000 PRN        SOLE              5600000
WESTERN REFNG INC             NOTE 5.750% 6/1       959319AC8       5751   4000000 PRN        SOLE              4000000